Fair Value of Financial Instruments	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS

NOTE 8. FAIR VALUE OF FINANCIAL INSTRUMENTS

The following table presents information about the Company’s derivative warrant liabilities and forward purchase agreement liability that are measured at fair value on a recurring basis as of June 30, 2023 and December 31, 2022 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value:

As of June 30, 2023

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Public Warrants	$115,000	$—	$—
Private Placement Warrants	—	124,005	—
Forward Purchase Agreement Liability	—	—	123,287
Total	$115,000	$124,005	$123,287

As of December 31, 2022

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Public Warrants	$402,500	$—	$—
Private Placement Warrants	—	353,518	—
Forward Purchase Agreement Liability	—	—	285,567
Total	$402,500	$353,518	$285,567

The fair value of the public warrants is determined based on the publicly trading price on the valuation date. The fair value of the private warrants is determined using Black-Scholes model based on Level 2 observable inputs. Inherent in the Black-Scholes simulation are assumptions related to expected stock-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its common stock based on historical volatility of select peer companies that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero. The fair value of the Forward Purchase Agreement is estimated by determining the current value of the instruments to be purchased based on the $10.69 trading price of the unit on the valuation date, less the present value of the committed purchase price based on $10.00 per unit of the same instruments using Level 3 inputs, which include risk free interest rate, expected remaining life of the agreement and probability of acquisition.

The change in the fair value of the forward purchase agreement liability, measured using level 3 inputs, for the six months ended June 30, 2023 and 2022, is summarized as follows

Forward purchase agreement liability – level 3, at January 1, 2022	$1,726,908
Change in fair value	161,031
Forward purchase agreement liability – level 3, at March 31, 2022	$1,887,939
Change in fair value	(110,823)
Forward purchase agreement liability – level 3, at June 30, 2022	$1,777,116

Forward purchase agreement liability – level 3, at January 1, 2023	$285,567
Change in fair value	5,444
Forward purchase agreement liability – level 3, at March 31, 2023	$291,011
Change in fair value	(167,724)
Forward purchase agreement liability – level 3, at June 30, 2023	$123,287

The following table presents information about the Company’s liabilities that are measured at fair value on a recurring basis at June 30, 2023:

Inputs	Private Placement Warrants	Forward Purchase Units
Exercise price	$11.50	$10.00
Volatility	6.9%	N/A
Expected term	5.81 years	0.81 year
Risk-free rate	3.98%	5.28%
Probability of acquisition	1.25%	1.25%
Dividend yield	0%	0%

The following table presents information about the Company’s liabilities that are measured at fair value on a recurring basis at December 31, 2022:

Inputs	Private Placement Warrants	Forward Purchase Units
Exercise price	$11.50	$10.00
Volatility	4.6%	N/A
Expected term	5.06 years	0.06 year
Risk-free rate	3.91%	4.04%
Probability of acquisition	7.5%	7.5%
Dividend yield	0%	0%

NOTE 8. FAIR VALUE OF FINANCIAL INSTRUMENTS

The following table presents information about the Company’s derivative warrant liabilities and forward purchase agreement liability that are measured at fair value on a recurring basis as of December 31, 2022 and 2021 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value:

As of December 31, 2022

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Public Warrants	$402,500	$—	$—
Private Placement Warrants	—	353,518	—
Forward Purchase Agreement Liability	—	—	285,567
Total	$402,500	$353,518	$285,567

As of December 31, 2021

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Public Warrants	$—	$—	$2,185,000
Private Placement Warrants	—	—	1,521,098
Forward Purchase Agreement Liability	—	—	1,726,908
Total	$—	$—	$5,433,006

The estimated fair value of the Forward Purchase Agreement is determined using Level 3 inputs. Inherent in a Monte Carlo or Black-Scholes simulation are assumptions related to expected stock-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its common stock based on historical volatility of select peer companies that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero.

The change in the fair value of the derivative liabilities, measured using level 3 inputs, for the year ended December 31, 2022 and for the period from March 5, 2021 (inception) through December 31, 2021, is summarized as follows:

Derivative liabilities – level 3, at March 5, 2021 (inception)	$—
Issuance of public warrants, private placement warrants, forward purchase agreement – level 3	3,894,740
Change in fair value	1,538,266

Derivative liabilities – level 3, at December 31, 2021	$5,433,006
Transfer of public warrants to level 1 measurement	(2,185,000)
Transfer of private placement warrants to level 2 measurement	(1,521,098)
Change in fair value	(1,441,341)

Derivative liabilities – level 3, at December 31, 2022	$285,567

The following table presents information about the Company’s liabilities that are measured at fair value at October 21, 2021 (Initial Public Offering date):

Inputs	Public Warrants	Private Placement Warrants	Forward Purchase Units
Exercise price	$11.50	$11.50	$10.00
Volatility	6.5%	6.5%	6.5%
Expected term	5.75 years	5.75 years	0.75 year
Risk-free rate	1.33%	1.33%	0.09%
Probability of acquisition	100.0%	100.0%	100.0%
Dividend yield	0%	0%	0%

The following table presents information about the Company’s liabilities that are measured at fair value on a recurring basis at December 31, 2021:

Inputs	Public Warrants	Private Placement Warrants	Forward Purchase Units
Exercise price	$11.50	$11.50	$10.00
Volatility	8.4%	8.4%	8.4%
Expected term	5.56 years	5.56 years	0.56 year
Risk-free rate	1.30%	1.30%	0.21%
Probability of acquisition	100.0%	100.0%	100.0%
Dividend yield	0%	0%	0%

The following table presents information about the Company’s liabilities that are measured at fair value on a recurring basis at December 31, 2022:

Inputs	Public Warrants	Private Placement Warrants	Forward Purchase Units
Exercise price	$11.50	$11.50	$10.00
Volatility	4.6%	4.6%	5.2%
Expected term	5.06 years	5.06 years	0.06 year
Risk-free rate	3.91%	3.91%	4.04%
Probability of acquisition	7.5%	7.5%	7.5%
Dividend yield	0%	0%	0%

The following table provides a summary of the changes in the fair value of the Company’s financial instruments that are measured at fair value on a recurring basis:

	Private Placement warrants	Public Warrants	Total Warrant Liability	Forward Purchase Agreement
Fair value as of March 5, 2021 (inception)	$—	$—	$—	$—
Issuance of Public Warrants, Private Warrants upon IPO	1,014,065	1,380,000	2,394,065	—
Signing of Forward Purchase Agreement upon IPO	—	—	—	1,500,675
Change in fair value	507,033	805,000	1,312,033	226,233

Fair value as of December 31, 2021	$1,521,098	$2,185,000	$3,706,098	$1,726,908
Issuance of Private Warrants	80,500	—	80,500	—
Change in fair value	(1,248,080)	(1,782,500)	(3,030,580)	(1,441,341)

Fair value as of December 31, 2022	$353,518	$402,500	$756,018	$285,567